STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	5 Months Ended	12 Months Ended						77 Months Ended
	Dec. 31, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011
Stock option and warrant exercises		$ 13,748	$ 6,207	$ 217,473
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		2,298,566	4,516,699	3,287,175		19,872,747
Conversion of notes payable upon event of merger						4,351,165
Note discount arising from beneficial conversion feature						483,463
Reverse merger transaction
Elimination of accumulated deficit						(234,218)
Previously issued SMI stock						234,218
Net loss	(10,043)	(4,884,786)	(6,031,491)	(7,872,297)	(13,131,596)	(10,302,795)	(2,581,972)	(44,814,980)
Ending Balance	(5,043)	830,723	2,596,868	2,982,150	5,103,618	15,199,932	(2,576,515)	830,723
Founders
Issuance of common shares	5,000
Licensing Agreement
Issuance of common shares					250,000		500
Services
Stock-based compensation							10,000
Note Conversion
Warrants issued						288,000
Employee
Stock-based compensation		785,587	1,142,552	1,772,597	2,436,603	1,902,298
Non Employee
Stock-based compensation		20,740	(19,249)	473,584	13,687	(667)
Accrued Liabilities
Warrants issued					334,992
Period Issuance01 | Licensing Agreement
Issuance of common shares						182,236
Period Issuance02 | Licensing Agreement
Issuance of common shares						1,000,000
COMMON STOCK
Stock option and warrant exercises (in shares)		82,437	68,970	245,025
Stock option and warrant exercises		82	69	245
Founders shares returned to treasury	(1,379,419)
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively (in shares)		5,000,000	7,475,000	2,691,394		6,957,914
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		5,000	7,475	2,691		6,958
Conversion of notes payable upon event of merger (in shares)						1,684,085
Conversion of notes payable upon event of merger						1,684
Reverse merger transaction
Previously issued SMI stock (in shares)						1,250,000
Previously issued SMI stock						1,250
Ending Balance (in shares)	12,414,713	39,712,231	34,629,794	27,085,824	24,149,405	24,099,716	13,794,132	39,712,231
Ending Balance	13,794	39,712	34,630	27,086	24,150	24,100	13,794	39,712
COMMON STOCK | Founders
Issuance of common shares (in shares)	13,794,132
Issuance of common shares	13,794
COMMON STOCK | Licensing Agreement
Issuance of common shares (in shares)					49,689		1,379,419
Issuance of common shares					50
COMMON STOCK | Period Issuance01 | Licensing Agreement
Issuance of common shares (in shares)						63,478
Issuance of common shares						64
COMMON STOCK | Period Issuance02 | Licensing Agreement
Issuance of common shares (in shares)						350,107
Issuance of common shares						350
ADDITIONAL PAID-IN CAPITAL
Stock option and warrant exercises		13,666	6,138	217,228
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		2,293,566	4,509,224	3,284,484		19,865,789
Conversion of notes payable upon event of merger						4,349,481
Note discount arising from beneficial conversion feature						483,463
Reverse merger transaction
Elimination of accumulated deficit						(234,218)
Previously issued SMI stock						232,968
Ending Balance	(8,794)	45,605,991	42,492,432	36,853,767	31,105,874	28,070,642	1,706	45,605,991
ADDITIONAL PAID-IN CAPITAL | Founders
Issuance of common shares	(8,794)
ADDITIONAL PAID-IN CAPITAL | Licensing Agreement
Issuance of common shares					249,950		500
ADDITIONAL PAID-IN CAPITAL | Services
Stock-based compensation							10,000
ADDITIONAL PAID-IN CAPITAL | Note Conversion
Warrants issued						288,000
ADDITIONAL PAID-IN CAPITAL | Employee
Stock-based compensation		785,587	1,142,552	1,772,597	2,436,603	1,902,298
ADDITIONAL PAID-IN CAPITAL | Non Employee
Stock-based compensation		20,740	(19,249)	473,584	13,687	(667)
ADDITIONAL PAID-IN CAPITAL | Accrued Liabilities
Warrants issued					334,992
ADDITIONAL PAID-IN CAPITAL | Period Issuance01 | Licensing Agreement
Issuance of common shares						182,172
ADDITIONAL PAID-IN CAPITAL | Period Issuance02 | Licensing Agreement
Issuance of common shares						999,650
DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Reverse merger transaction
Net loss	(10,043)	(4,884,786)	(6,031,491)	(7,872,297)	(13,131,596)	(10,302,795)	(2,581,972)
Ending Balance	$ (10,043)	$ (44,814,980)	$ (39,930,194)	$ (33,898,703)	$ (26,026,406)	$ (12,894,810)	$ (2,592,015)	$ (44,814,980)